Commercial Papers - Additional Information (Detail) ¥ in Millions, $ in Millions	Nov. 05, 2020 CNY (¥)	Aug. 06, 2020 CNY (¥)	Jul. 15, 2020 CNY (¥)	Nov. 15, 2019 CNY (¥)	Oct. 25, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Commercial papers						¥ 7,000	$ 1,073	¥ 8,995
China United Network Communications Corporation Limited ("CUCL") [member] | 2019 super short term commercial papers [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers					¥ 5,000
Bonds, maturity period					270 days
Commercial papers interest					2.24%
China United Network Communications Corporation Limited ("CUCL") [member] | 2019 super short term commercial papers [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers				¥ 4,000
Bonds, maturity period				270 days
Commercial papers interest				2.20%
China United Network Communications Corporation Limited ("CUCL") [member] | 2020 super short term commercial papers [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers			¥ 2,000
Bonds, maturity period			180 days
Commercial papers interest			1.89%
China United Network Communications Corporation Limited ("CUCL") [member] | 2020 super short term commercial papers [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers			¥ 3,000
Bonds, maturity period			180 days
Commercial papers interest			1.89%
China United Network Communications Corporation Limited ("CUCL") [member] | 2020 super short term commercial papers [member] | Tranche Three [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers		¥ 1,000
Bonds, maturity period		90 days
Commercial papers interest		1.57%
China United Network Communications Corporation Limited ("CUCL") [member] | 2020 super short term commercial papers [member] | Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers	¥ 2,000
Bonds, maturity period	90 days
Commercial papers interest	2.17%